Equity - Transactions on schemes - Narrative (Detail) shares in Millions	Jun. 30, 2019 GBP (£) shares
Disclosure of reserves within equity [abstract]
Number of executive share options exercisable (in shares) | shares	3.4
Exercise price of executive share options exercisable | £	£ 18.16